Related-party transactions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income (expense)	$ 2,071	$ 2,722	$ 3,190
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	2,071	2,722	3,190
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	3,045	3,536	3,450
Purchases And Services [Member]
IfrsStatementLineItems [Line Items]
Income (expense)		15	12
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(891)	(871)	(582)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	65	(105)	(267)
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(148)	147	577
Petros [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(19)	(19)	(19)
Government bonds [member]
IfrsStatementLineItems [Line Items]
Income (expense)	49	145	210
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(92)		(19)
Receivable From The Electricity Sector [Member]
IfrsStatementLineItems [Line Items]
Income (expense)			233
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (expense)		7	15
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(40)	(112)	(124)
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(407)	(599)	(361)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(485)	(255)	(204)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	40	50	57
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	3,065	3,555	3,459
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	3,025	3,505	3,402
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	$ (975)	$ (814)	$ (250)